Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,141,445	$ 301,616	¥ 3,214,005
Short-term restricted cash			96,764
Short-term investments	143,221	20,172	235,429
Prepayments and other receivables	52,003	7,325	80,278
Total current assets	2,336,669	329,113	3,626,476
Long-term restricted cash	58,913	8,298
Property, equipment and software	36,511	5,142	60,841
Operating lease right-of-use assets	46,400	6,535	63,125
Intangible assets	118,110	16,635	118,888
Goodwill			162,574
Investments accounted for using the equity method	12,082	1,702	30,850
Other non-current assets	4,282	603	10,911
Total assets	2,612,967	368,028	4,073,665
Current liabilities
Short-term bank borrowings	29,970	4,221	18,956
Accruals and other payables	357,754	50,389	706,572
Contract liabilities, current	2,200	310	8,677
Operating lease liabilities, current	21,890	3,083	23,961
Total current liabilities	411,814	58,003	758,166
Put right liabilities	98,110	13,819	88,687
Contract liabilities, non-current	292,124	41,145	267,878
Operating lease liabilities, non-current	23,099	3,253	32,069
Other non-current liabilities	69,664	9,811	16,963
Total liabilities	894,811	126,031	1,163,763
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.0001 par value, 800,000,000 shares authorized as of December 31, 2022 and 2023; 190,879,919 and 185,613,662 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	133	19	132
Treasury stock	(56,803)	(8,001)	(21,249)
Additional paid-in capital	9,804,379	1,380,918	9,579,375
Accumulated other comprehensive income	298,291	42,013	213,794
Accumulated deficit	(8,327,844)	(1,172,952)	(6,862,150)
Total shareholders' equity	1,718,156	241,997	2,909,902
Total liabilities and shareholders' equity	¥ 2,612,967	$ 368,028	¥ 4,073,665